[LETTERHEAD OF THE WADSWORTH GROUP]

May 17, 2001


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE: Rule 497(j)
         Builders Fixed Income Fund, Inc.
         (File #333-30221; 811-08273)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Builders Fixed Income Fund, Inc.,(the "Corporation"), does not differ from that contained in Post-Effective Amendment No. 7 (the "Amendment") to the Corporation's Registration Statement on Form N1-A. This Amendment was filed electronically on April 30, 2001.

     If you have any questions, please do not hesitate to call me at (626) 852-1033.


                               Very truly yours,

                               /s/ Mel de Leon

                               Mel de Leon
                               Mutual Fund Administrator